PIMCO Funds

Supplement Dated July 31, 2015 to the Credit Bond Funds Prospectus dated July 31, 2015, as supplemented from time to time (the “Prospectus”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Certain changes to the Prospectus were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.

The following changes to the Prospectus are effective immediately and until August 10, 2015.

Effective immediately and until August 10, 2015, the “Shareholder Fees” table in the “Fees and Expenses of the Fund” section of the PIMCO Floating Income Fund’s Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%

In addition, effective immediately and until August 10, 2015, the “Shareholder Fees” table in the “Fees and Expenses of the Fund” section of the PIMCO Senior Floating Rate Fund’s Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%	None
Redemption Fees(1)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%

[1]	Shares that are held 30 or fewer calendar days are subject to a redemption fee. The Trust may waive this fee under certain circumstances.

In addition, effective immediately and until August 10, 2015, the footnote to the “PIMCO Floating Income and PIMCO Senior Floating Rate Funds—Class A Shares” table in the “Classes of Shares—Sales Charges—Initial Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

*

As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.75% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges—Class A Shares” below.

In addition, effective immediately and until August 10, 2015, the footnote to the “All Other Funds—Class A Shares” table in the “Classes of Shares—Sales Charges—Initial Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

*

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges—Class A Shares” below.

In addition, effective immediately and until August 10, 2015, the “Classes of Shares—Sales Charges—Contingent Deferred Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO Floating Income and PIMCO Senior Floating Rate Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% (0.75% in the case of the PIMCO Floating Income and PIMCO Senior Floating Rate Funds) CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_073115

PIMCO Funds

Supplement Dated July 31, 2015 to the Short Duration Strategy Funds Prospectus dated July 31, 2015, as supplemented from time to time (the “Prospectus”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Certain changes to the Prospectus were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.

The following changes to the Prospectus are effective immediately and until August 10, 2015.

Effective immediately and until August 10, 2015, the “Shareholder Fees” table in the “Fees and Expenses of the Fund” section of each of the PIMCO Low Duration Fund’s, PIMCO Short Asset Investment Fund’s and PIMCO Short-Term Fund’s Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%	None

In addition, effective immediately and until August 10, 2015, the footnote to the “PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds—Class A Shares” table in the “Classes of Shares —Sales Charges—Initial Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

*

As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.75% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges—Class A Shares” below.

In addition, effective immediately and until August 10, 2015, the “Classes of Shares—Sales Charges—Contingent Deferred Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% (0.75% in the case of the PIMCO Low Duration, PIMCO Short Asset Investment and PIMCO Short-Term Funds) CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

In addition, effective immediately and until August 10, 2015, the “Classes of Shares—Sales Charges—How CDSCs will be Calculated—Reductions and Waivers of Initial Sales Charges and CDSCs” section of the Prospectus is deleted in its entirety and replaced with the following:

The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Statement of Additional Information for details.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_073115

PIMCO Funds

Supplement Dated July 31, 2015 to the Tax-Efficient Strategy Funds Prospectus dated July 31, 2015, as supplemented from time to time (the “Prospectus”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Certain changes to the Prospectus were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.

The following changes to the Prospectus are effective immediately and until August 10, 2015.

Effective immediately and until August 10, 2015, the “Shareholder Fees” table in the “Fees and Expenses of the Fund” section of each of the PIMCO California Intermediate Municipal Bond Fund’s, PIMCO California Short Duration Municipal Income Fund’s, PIMCO High Yield Municipal Bond Fund’s, PIMCO Municipal Bond Fund’s, PIMCO New York Municipal Bond Fund’s and PIMCO Short Duration Municipal Income Fund’s Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%

In addition, effective immediately and until August 10, 2015, the “Shareholder Fees” table in the “Fees and Expenses of the Fund” section of each of the PIMCO California Municipal Bond Fund’s and PIMCO National Intermediate Municipal Bond Fund’s Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%	None

In addition, effective immediately and until August 10, 2015, the “PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond and PIMCO New York Municipal Bond Funds—Class A Shares” table in the “Classes of Shares—Sales Charges—Initial Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds—Class A Shares

Amount of Purchase	Initial Sales Charge as % of Public Offering Price	Initial Sales Charge as % of Net Amount Invested
Under $100,000	2.25%	2.30%
$100,000 but under $250,000	1.25%	1.27%
$250,000 +	0.00%*	0.00%*

*

As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a contingent deferred sales charge of 0.75% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges—Class A Shares” below.

In addition, effective immediately and until August 10, 2015, the “PIMCO California Short Duration Municipal Income and PIMCO Short Duration Municipal Income Funds—Class A Shares” table in the “Classes of Shares—Sales Charges—Initial Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety.

In addition, effective immediately and until August 10, 2015, the footnote to the “All Other Funds—Class A Shares” table in the “Classes of Shares—Sales Charges—Initial Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

*

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges – Class A Shares” below.

In addition, effective immediately and until August 10, 2015, the “Classes of Shares—Sales Charges—Contingent Deferred Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% (0.75% in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO High Yield Municipal Bond, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond and PIMCO Short Duration Municipal Income Funds) CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

In addition, effective immediately and until August 10, 2015, the “Classes of Shares—Sales Charges—How CDSCs will be Calculated—Reductions and Waivers of Initial Sales Charges and CDSCs” section of the Prospectus is deleted in its entirety and replaced with the following:

The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Statement of Additional Information for details.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_073115

PIMCO Funds

Supplement Dated July 31, 2015 to the Asset Allocation Funds, Bond Funds, Equity-Related Strategy Funds and International Bond Funds Prospectuses, each dated July 31, 2015, each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Certain changes to the Prospectuses were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.

The following changes to the Prospectuses are effective immediately and until August 10, 2015.

Effective immediately and until August 10, 2015, the footnote to each table in the “Classes of Shares—Sales Charges—Initial Sales Charges—Class A Shares” section in each of the Prospectuses is deleted in its entirety and replaced with the following:

*

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges – Class A Shares” below.

In addition, effective immediately and until August 10, 2015, the “Classes of Shares—Sales Charges—Contingent Deferred Sales Charges—Class A Shares” section in each of the Prospectuses is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP4_073115

PIMCO Funds

Supplement Dated July 31, 2015 to the Real Return Strategy Funds Prospectus dated July 31, 2015, as supplemented from time to time (the “Prospectus”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Certain changes to the Prospectus were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.

The following changes to the Prospectus are effective immediately and until August 10, 2015.

Effective immediately and until August 10, 2015, the “Shareholder Fees” table in the “Fees and Expenses of the Fund” section of the PIMCO Real Return Limited Duration Fund’s Fund Summary is deleted in its entirety and replaced with the following:

	Inst Class	Class P	Admin Class	Class D	Class A	Class C	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	None	None	None	None	0.75%	1.00%	None

In addition, effective immediately and until August 10, 2015, the footnote to the “PIMCO Real Return—Class A Shares” table in the “Classes of Shares—Sales Charges—Initial Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

*

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges—Class A Shares” below.

In addition, effective immediately and until August 10, 2015, the footnote to the “PIMCO Real Return Limited Duration Fund—Class A Shares” table in the “Classes of Shares—Sales Charges—Initial Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

*

As shown, investors that purchase $250,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $250,000 or more of Class A shares may be subject to a CDSC of 0.75% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges—Class A Shares” below.

In addition, effective immediately and until August 10, 2015, the footnote to the “PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Inflation Response Multi-Asset, and PIMCO RealEstateRealReturn Strategy Funds—Class A Shares” table in the “Classes of Shares—Sales Charges—Initial Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

*

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges—Class A Shares” below.

In addition, effective immediately and until August 10, 2015, the “Classes of Shares—Sales Charges—Contingent Deferred Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 ($250,000 in the case of the PIMCO Real Return Limited Duration Fund) or more of Class A shares (and, thus, pay no initial sales charge) of a Fund, you will be subject to a 1% (0.75% in the case of the PIMCO Real Return Limited Duration Fund) CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

In addition, effective immediately and until August 10, 2015, the “Classes of Shares—Sales Charges—How CDSCs will be Calculated—Reductions and Waivers of Initial Sales Charges and CDSCs” section of the Prospectus is deleted in its entirety and replaced with the following:

The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the Statement of Additional Information for details.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP5_073115

PIMCO Funds

Supplement Dated July 31, 2015 to the PIMCO TRENDS Managed Futures Strategy Fund Prospectus dated July 31, 2015, as supplemented from time to time (the “Prospectus”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CDSC”)

Certain changes to the Prospectus were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.

The following changes to the Prospectus are effective immediately and until August 10, 2015.

Effective immediately and until August 10, 2015, the footnote to the table in the “Classes of Shares—Sales Charges—Initial Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

*

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, certain purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “Contingent Deferred Sales Charges—Class A Shares” below.

In addition, effective immediately and until August 10, 2015, the “Classes of Shares—Sales Charges—Contingent Deferred Sales Charges—Class A Shares” section of the Prospectus is deleted in its entirety and replaced with the following:

Unless you are eligible for a waiver, if you purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) of the Fund, you will be subject to a 1% CDSC if you sell (redeem) your Class A shares within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP6_073115

PIMCO Funds

Supplement Dated July 31, 2015 to the Statement of Additional Information dated July 31, 2015, as supplemented from time to time (the “SAI”)

Disclosure Related to Class A Contingent Deferred Sales Charges (“CSDC”)

Certain changes to the SAI were previously disclosed in a supplement dated June 8, 2015. Those changes are effective August 10, 2015.

The following changes to the SAI are effective immediately and until August 10, 2015.

Effective immediately and until August 10, 2015, the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Initial Sales Charge Alternative—Class A Shares” section of the SAI is deleted in its entirety and replaced with the following:

Initial Sales Charge Alternative—Class A Shares. Initial Sales Charge Alternative – Class A Shares. Class A shares are sold at a public offering price equal to their net asset value per share plus a sales charge. As indicated below under “Class A Deferred Sales Charge,” certain investors who purchase $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase. Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds are not subject to an initial sales charge or CDSC.

PIMCO All Asset All Authority, PIMCO CommoditiesPLUS® Strategy, PIMCO CommodityRealReturn Strategy, PIMCO Global Multi-Asset, PIMCO Inflation Response Multi-Asset, PIMCO RealEstateRealReturn Strategy, PIMCO RealPathTM Income, PIMCO RealPathTM 2020, PIMCO RealPathTM 2025, PIMCO RealPathTM 2030, PIMCO RealPathTM 2035, PIMCO RealPathTM 2040, PIMCO RealPathTM 2045, PIMCO RealPathTM 2050, PIMCO RealPathTM 2055, PIMCO TRENDS Managed Futures Strategy and PIMCO RAE Worldwide Long/Short PLUS Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $50,000	5.50%	5.82%	4.75%
$50,000 but under $100,000	4.50%	4.71%	4.00%
$100,000 but under $250,000	3.50%	3.63%	3.00%
$250,000 but under $500,000	2.50%	2.56%	2.00%
$500,000 but under $1,000,000	2.00%	2.04%	1.75%
$1,000,000 +	0.00%[1]	0.00%[1]	0.00%[2]

PIMCO All Asset, PIMCO Capital Securities and Financials, PIMCO Credit Absolute Return, PIMCO Diversified Income, PIMCO RAE Fundamental PLUS EMG, PIMCO Emerging Local Bond, PIMCO Emerging Markets Bond, PIMCO Emerging Markets Corporate Bond, PIMCO Emerging Markets Currency, PIMCO Emerging Markets Full Spectrum Bond, PIMCO RAE Low Volatility PLUS EMG, PIMCO Foreign Bond (Unhedged), PIMCO Foreign Bond (U.S. Dollar-Hedged), PIMCO RAE Fundamental Advantage PLUS, PIMCO RAE Fundamental PLUS, PIMCO Global Advantage® Strategy

Bond, PIMCO Global Bond (U.S. Dollar-Hedged), PIMCO GNMA, PIMCO High Yield, PIMCO Income, PIMCO RAE Fundamental PLUS International, PIMCO StocksPLUS® International (U.S. Dollar-Hedged), PIMCO StocksPLUS® International (Unhedged), PIMCO RAE Low Volatility PLUS International, PIMCO Investment Grade Corporate Bond, PIMCO Long-Term U.S. Government, PIMCO RAE Low Volatility PLUS, PIMCO Mortgage-Backed Securities, PIMCO Mortgage Opportunities, PIMCO Multi-Strategy Alternative, PIMCO Real Return, PIMCO StocksPLUS® Small, PIMCO RAE Fundamental PLUS Small, PIMCO StocksPLUS®, PIMCO StocksPLUS® Long Duration, PIMCO StocksPLUS® Absolute Return, PIMCO StocksPLUS® Short, PIMCO Tax Managed Real Return, PIMCO Total Return, PIMCO Unconstrained Bond, PIMCO Unconstrained Tax Managed Bond and PIMCO RAE Worldwide Fundamental Advantage PLUS Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	3.75%	3.90%	3.25%
$100,000 but under $250,000	3.25%	3.36%	2.75%
$250,000 but under $500,000	2.25%	2.30%	2.00%
$500,000 but under $1,000,000	1.75%	1.78%	1.50%
$1,000,000 +	0.00%[1]	0.00%[1]	0.00%[3]

PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds

Amount of Purchase	Initial Sales Charge as % of Public Offering Price**	Initial Sales Charge as % of Net Amount Invested	Discount or Commission to dealers as % of Public Offering Price*
Under $100,000	2.25%	2.30%	2.00%
$100,000 but under $250,000	1.25%	1.27%	1.00%
$250,000 +	0.00%[1]	0.00%[1]	0.00%[4]

[1]

As shown, investors who purchase more than $1,000,000 of any Fund’s Class A shares ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) will not pay any initial sales charge on such purchase. However, except with regard to purchases of Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds and certain purchases of Class A shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds described in Note 4 below, purchasers of $1,000,000 ($250,000 in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO

New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) or more of Class A shares (other than those purchasers described below under “Sales at Net Asset Value” where no commission is paid) will be subject to a CDSC of up to 1% (0.75% in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds) if such shares are redeemed during the first 18 months after such shares are purchased unless such purchaser is eligible for a waiver of the CDSC as described under “Waiver of Contingent Deferred Sales Charges” above. See “Class A Deferred Sales Charge” below.

[2]

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares according to the following tiered schedule: 1.00% of the first $4,999,999.99, 0.50% of amounts from $5,000,000 to $9,999,999.99, and 0.25% of amounts of $10,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

[3]

The Distributor will pay a commission to dealers that sell amounts of $1,000,000 or more of Class A shares of each of these Funds except for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds (for which no payments are made), in each case according to the following tiered schedule: 0.75% of the first $1,999,999.99, 0.50% of amounts from $2,000,000 to $9,999,999.99, and 0.25% of amounts of $10,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

[4]

The Distributor will pay a commission to dealers that sell amounts of $250,000 or more of Class A shares according to the following tiered schedule: 0.75% of the first $1,999,999.99, 0.50% of amounts from $2,000,000 to $9,999,999.99, and 0.25% of amounts of $10,000,000 or over. These payments are not made in connection with sales to employer-sponsored plans. The Distributor will then also pay to such dealers a Rule 12b-1 trail fee of 0.25% beginning in the thirteenth month after purchase.

*	From time to time, these discounts and commissions may be increased pursuant to special arrangements between the Distributor and certain participating brokers.
**

The initial sales charge shown is a percentage of the fund’s public offering price (“POP”), or the price you pay for each share you buy. This price is rounded to the nearest penny. The actual sales charge rate will be shown on your trade confirmation or statement, which—because of rounding—could be more or less than what is shown in the table. Rounding differences could be greater for small purchases or when a fund’s NAV is higher.

Each Fund receives the entire net asset value of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). The Distributor receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the tables above. The Distributor may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with the Distributor for any particular Fund during a particular period. During such periods as may from time to time be designated by the Distributor, the Distributor will pay an additional amount of up to 0.50% of the purchase price on sales of Class A shares of all or selected Funds purchased to each participating broker that obtains purchase orders in amounts exceeding thresholds established from time to time by the Distributor.

Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at net asset value and are not subject to any sales charges.

Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares.

3

These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the Distributor and certain participating brokers.

In addition, effective immediately and until August 10, 2015, the “Distribution of Trust Shares—Purchases, Exchanges and Redemptions—Class A Deferred Sales Charge” section of the SAI is deleted in its entirety and replaced with the following:

Class A Deferred Sales Charge. For purchases of Class A shares of all Funds (except the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO Government Money Market, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Money Market, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term, PIMCO Short Duration Municipal Income and PIMCO Treasury Money Market Funds), investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. Certain purchases of Class A shares of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds described above under “Initial Sales Charge Alternative—Class A Shares” will be subject to a CDSC of 0.75% if such shares are redeemed within 18 months after their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.”

The Class A CDSC does not apply to Class A shares of the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds. However, if Class A shares of these Funds are purchased in a transaction that, for any other Fund, would be subject to the CDSC (i.e., a purchase of $1,000,000 or more ($250,000 or more in the case of the PIMCO California Intermediate Municipal Bond, PIMCO California Municipal Bond, PIMCO California Short Duration Municipal Income, PIMCO Floating Income, PIMCO High Yield Municipal Bond, PIMCO Low Duration, PIMCO Municipal Bond, PIMCO National Intermediate Municipal Bond, PIMCO New York Municipal Bond, PIMCO Real Return Limited Duration, PIMCO Senior Floating Rate, PIMCO Short Asset Investment, PIMCO Short-Term and PIMCO Short Duration Municipal Income Funds)) and are subsequently exchanged for Class A shares of any other Fund, a Class A CDSC will apply to the shares of the Fund(s) acquired by exchange for a period of 18 months from the date of the exchange.

For Class A shares outstanding for 18 months or more, the Distributor may also pay participating brokers annual servicing fees of 0.25% (0.10% for the PIMCO Government Money Market, PIMCO Money Market and PIMCO Treasury Money Market Funds) of the net asset value of such shares.

Investors Should Retain This Supplement for Future Reference

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